SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Business Acquisition [Line Items]
Total intangible assets	$ 4,220
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Total intangible assets	4,220
Sahara Petroleum Services Company [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Total intangible assets	$ 3,770
Total intangible assets, term	8 years
Sahara Petroleum Services Company [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets	$ 450
Total intangible assets, term	2 years